Derivatives and Hedging - Warrants and Earnout Shares (Details) $ in Millions	Jun. 30, 2022 USD ($) shares
Earnouts and warrants derivative liabilities
Derivatives and Hedging
Fair value of Company's derivative instruments, on gross basis	$ 121
Warrants.
Derivatives and Hedging
Issued and outstanding | shares	39
Earnout Shares
Derivatives and Hedging
Issued and outstanding | shares	15
Derivatives designated as hedging instruments | Interest rate swap | Other non-current liabilities
Derivatives and Hedging
Fair value of Company's derivative instruments, on gross basis	$ 10
Derivatives not designated as hedging instruments | Warrants. | Earnouts and warrants derivative liabilities
Derivatives and Hedging
Fair value of Company's derivative instruments, on gross basis	44
Derivatives not designated as hedging instruments | Earnout Shares | Earnouts and warrants derivative liabilities
Derivatives and Hedging
Fair value of Company's derivative instruments, on gross basis	$ 77